Operating Lease Obligations	12 Months Ended
Dec. 31, 2017
Operating Lease Obligations [Abstract]
Operating Lease Obligations

15.  Operating Lease Obligations

The Company has entered into a number of arrangements that are classified as operating leases. The operating leases are for several branch and office locations. The majority of the branch and office location leases are renewable at the Company’s option. Future minimum lease commitments are based on current rental payments. Rental expense charged to operations, including license fees for branch offices, was $147,000, $142,000 and $127,000 in 2017, 2016 and 2015, respectively.

The following is a summary of future minimum rental payments for the next five years required under operating leases that have initial or remaining noncancelable lease terms in excess of one year as of December 31, 2016:

(Dollars in thousands)

Years ending December 31,	Lease Obligation
2018	$91
2019	72
2020	54
2021	56
2022	5
2023 and beyond	-
Total minimum payments required	$278